Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net income attributable to U.S. Bancorp	$ 6,914	$ 7,096	$ 6,218
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	1,504	1,379	1,390
Depreciation and amortization of premises and equipment	334	306	293
Amortization of intangibles	168	161	175
(Gain) loss on sale of loans held for sale	(762)	(394)	(772)
(Gain) loss on sale of securities and other assets	(469)	(510)	(502)
Loans originated for sale in the secondary market, net of repayments	(36,561)	(29,214)	(35,743)
Proceeds from sales of loans held for sale	33,303	30,730	37,462
Other, net	458	1,010	(2,049)
Net cash provided by operating activities	4,889	10,564	6,472
Investing Activities
Proceeds from sales of available-for-sale investment securities	11,252	1,400	3,084
Proceeds from maturities of held-to-maturity investment securities	9,137	6,619	8,306
Proceeds from maturities of available-for-sale investment securities	11,454	11,411	13,042
Purchases of held-to-maturity investment securities	(6,701)	(9,793)	(9,712)
Purchases of available-for-sale investment securities	(33,814)	(10,077)	(17,860)
Net increase in loans outstanding	(9,871)	(9,234)	(8,054)
Proceeds from sales of loans	2,899	4,862	2,458
Purchases of loans	(3,805)	(3,694)	(3,040)
Net increase (decrease) in securities purchased under agreements to resell	(816)	(182)	54
Other, net	(1,295)	(289)	(404)
Net cash used in investing activities	(21,560)	(8,977)	(12,126)
Financing Activities
Net increase (decrease) in deposits	16,441	(1,740)	12,625
Net increase (decrease) in short-term borrowings	9,584	(2,512)	2,688
Proceeds from issuance of long-term debt	9,899	12,078	9,434
Principal payments or redemption of long-term debt	(11,119)	(2,928)	(10,517)
Proceeds from issuance of preferred stock		565	993
Proceeds from issuance of common stock	88	86	159
Repurchase of preferred stock			(1,085)
Repurchase of common stock	(4,525)	(2,822)	(2,631)
Cash dividends paid on preferred stock	(302)	(274)	(284)
Cash dividends paid on common stock	(2,443)	(2,092)	(1,928)
Net cash used in financing activities	17,623	361	9,454
Change in cash and due from banks	952	1,948	3,800
Cash and due from banks at beginning of period	21,453	19,505	15,705
Cash and due from banks at end of period	22,405	21,453	19,505
Supplemental Cash Flow Disclosures
Cash paid for income taxes	941	365	555
Cash paid for interest	4,404	3,056	2,086
Noncash transfer of held-to-maturity investment securities to available-for-sale	43,596
Net noncash transfers to foreclosed property	$ 60	$ 115	$ 163